Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	48 Months Ended	60 Months Ended	132 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000235244_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Metaverse ETF
C000235244_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000235244_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,433
C000235244_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,209
C000235244_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,175
C000235244_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Metaverse Index℠
C000235244_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235244_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,444
C000235244_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,274
C000235244_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,307
C000235244_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000235244_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235244_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,644
C000235244_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,111
C000235244_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,111
C000230605_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Electric Vehicles and Future Transportation ETF
C000230605_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230605_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,085
C000230605_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,607
C000230605_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,359
C000230605_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	5,976
C000230605_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Electric Vehicles and Future Transportation Index℠
C000230605_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230605_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,184
C000230605_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,751
C000230605_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,483
C000230605_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	6,115
C000230605_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000230605_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230605_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,524
C000230605_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,970
C000230605_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,943
C000230605_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,918
C000230604_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Digital Health ETF
C000230604_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230604_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,401
C000230604_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,843
C000230604_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,332
C000230604_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,537
C000230604_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Digital Health Index℠
C000230604_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230604_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	7,441
C000230604_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,913
C000230604_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,427
C000230604_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	8,678
C000230604_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000230604_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230604_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,524
C000230604_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,970
C000230604_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,943
C000230604_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,918
C000235243_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Crypto Industry and Digital Payments ETF
C000235243_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235243_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	4,808
C000235243_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,450
C000235243_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,374
C000235243_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Crypto Industry and Digital Payments Index℠
C000235243_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235243_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	4,812
C000235243_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	7,479
C000235243_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,466
C000235243_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) Index
C000235243_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235243_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,644
C000235243_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,111
C000235243_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,111
C000230603_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Cloud Computing ETF
C000230603_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230603_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	6,331
C000230603_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,755
C000230603_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,629
C000230603_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,358
C000230603_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Cloud Computing Index℠
C000230603_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230603_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	6,385
C000230603_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	7,854
C000230603_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,710
C000230603_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,499
C000230603_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000230603_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230603_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,524
C000230603_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,970
C000230603_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,943
C000230603_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,918
C000230602_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Clean Energy ETF
C000230602_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230602_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,388
C000230602_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,397
C000230602_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	5,931
C000230602_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	6,455
C000230602_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Clean Energy Index℠
C000230602_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230602_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,508
C000230602_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	8,539
C000230602_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	6,049
C000230602_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	6,606
C000230602_LG_2_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI (All Country World Index) Index
C000230602_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,000
C000230602_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	8,524
C000230602_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,970
C000230602_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,943
C000230602_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,918
C000244837_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enhanced Large Cap Value ETF
C000244837_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244837_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,097
C000244837_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,741
C000244837_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,937
C000244837_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,754
C000244837_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,666
C000244837_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,718
C000244837_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,791
C000244837_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,612
C000244837_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,435
C000244837_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,463
C000244837_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Value Index
C000244837_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244837_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,286
C000244837_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,884
C000244837_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,688
C000244837_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,762
C000244837_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,546
C000244837_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,026
C000244837_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,797
C000244837_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,735
C000244837_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,181
C000244837_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	24,083
C000244837_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000244837_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244837_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,293
C000244837_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,149
C000244837_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,916
C000244837_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,310
C000244837_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,455
C000244837_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,543
C000244837_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,474
C000244837_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,438
C000244837_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,274
C000244837_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,016
C000244833_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enhanced International ETF
C000244833_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244833_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,040
C000244833_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,038
C000244833_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,860
C000244833_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,706
C000244833_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,969
C000244833_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,678
C000244833_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,046
C000244833_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,302
C000244833_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,382
C000244833_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,795
C000244833_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000244833_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244833_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,001
C000244833_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,847
C000244833_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,614
C000244833_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,766
C000244833_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,183
C000244833_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,829
C000244833_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,221
C000244833_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,546
C000244833_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,261
C000244833_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,197
C000244835_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enhanced Large Cap Core ETF
C000244835_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244835_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,093
C000244835_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,754
C000244835_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,714
C000244835_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,876
C000244835_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,979
C000244835_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,814
C000244835_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,828
C000244835_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,553
C000244835_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,921
C000244835_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,273
C000244835_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000244835_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244835_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,399
C000244835_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,260
C000244835_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,023
C000244835_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,483
C000244835_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,645
C000244835_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,436
C000244835_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,948
C000244835_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,053
C000244835_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,204
C000244835_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,936
C000244836_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enhanced Large Cap Growth ETF
C000244836_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244836_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,059
C000244836_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,918
C000244836_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,475
C000244836_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,717
C000244836_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,077
C000244836_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	27,473
C000244836_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,858
C000244836_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,403
C000244836_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	38,437
C000244836_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	44,337
C000244836_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Growth Index
C000244836_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244836_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,302
C000244836_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,406
C000244836_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,199
C000244836_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,956
C000244836_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,904
C000244836_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,787
C000244836_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,195
C000244836_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,754
C000244836_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,051
C000244836_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	48,119
C000244836_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Index
C000244836_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244836_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,293
C000244836_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,149
C000244836_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,916
C000244836_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,310
C000244836_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,455
C000244836_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,543
C000244836_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,474
C000244836_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,438
C000244836_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,274
C000244836_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,016
C000244838_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enhanced Small Cap ETF
C000244838_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244838_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,365
C000244838_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,424
C000244838_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,949
C000244838_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,328
C000244838_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,141
C000244838_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,746
C000244838_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,591
C000244838_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,858
C000244838_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,250
C000244838_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,404
C000244838_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000244838_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244838_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,327
C000244838_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,621
C000244838_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,663
C000244838_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,211
C000244838_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,335
C000244838_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,987
C000244838_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,951
C000244838_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,790
C000244838_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,479
C000244838_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,898
C000244838_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000244838_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244838_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,214
C000244838_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,104
C000244838_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,893
C000244838_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,141
C000244838_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,130
C000244838_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,253
C000244838_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,029
C000244838_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,825
C000244838_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,335
C000244838_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,822
C000244834_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Enhanced Mid Cap ETF
C000244834_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244834_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,726
C000244834_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,464
C000244834_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,782
C000244834_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,362
C000244834_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,971
C000244834_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,441
C000244834_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,544
C000244834_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,010
C000244834_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,095
C000244834_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,116
C000244834_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap® Index
C000244834_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244834_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,056
C000244834_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,713
C000244834_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,157
C000244834_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,187
C000244834_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,869
C000244834_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,776
C000244834_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,182
C000244834_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,746
C000244834_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,289
C000244834_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,678
C000244834_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000244834_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000244834_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,214
C000244834_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,104
C000244834_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,893
C000244834_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,141
C000244834_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,130
C000244834_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,253
C000244834_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,029
C000244834_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,825
C000244834_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,335
C000244834_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,822
C000253741_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Enhanced U.S. All-Cap Equity ETF
C000253741_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253741_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,534
C000253741_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000253741_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253741_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,493
C000253742_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Enhanced Emerging Markets ETF
C000253742_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253742_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,400
C000253742_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
C000253742_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,000
C000253742_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 11,338